NONCONTROLLING INTERESTS	12 Months Ended
Apr. 30, 2012
NONCONTROLLING INTERESTS [Abstract]
NONCONTROLLING INTERESTS
NOTE 6 • NONCONTROLLING INTERESTS
Interests in the Operating Partnership held by limited partners are represented by Units. The Operating Partnership's income is allocated to holders of Units based upon the ratio of their holdings to the total Units outstanding during the period. Capital contributions, distributions, and profits and losses are allocated to noncontrolling interests in accordance with the terms of the Operating Partnership agreement.
IRET reflects noncontrolling interests in consolidated real estate entities on the balance sheet for the portion of properties consolidated by IRET that are not wholly owned by IRET. The earnings or losses from these properties attributable to the noncontrolling interests are reflected as net income attributable to noncontrolling interests – consolidated real estate entities in the Consolidated Statements of Operations.  The Company's noncontrolling interests – consolidated real estate entities at April 30, 2012 and 2011 were as follows:
	(in thousands)
	April 30, 2012	April 30, 2011
Mendota Properties LLC	$7,460	$7,964
IRET-1715 YDR, LLC	958	1,009
IRET-Williston Garden Apartments, LLC	2,295	0
IRET - Jamestown Medical Building, LLC	1,471	0
WRH Holding, LLC	1,380	0
Noncontrolling interests – consolidated real estate entities	$13,564	$8,973